Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT HOUSE FUNDS
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000004197
Shareholder Report [Line Items]
Fund Name	The Investment House Growth Fund
Trading Symbol	TIHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/tihf/. You can also request this information by contacting us at (888) 456-9518.
Additional Information Phone Number	(888) 456-9518
Additional Information Website	https://funddocs.filepoint.com/tihf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$77	1.41%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

   For the semi-annual period ended January 31, 2025, the Fund returned 33.9% vs 26.4% for the S&P 500® Index (the “benchmark”). The Fund benefited from its largest sector allocation to the Technology sector, 42.1% vs 30.7% for the benchmark with the Fund’s technology holdings moderately outperforming -1.8% vs -2.9% for the benchmark. Our second largest sector allocation was Communications, 22.2% vs 9.9%, with our communications companies outperforming the benchmark 14.3% to 9.1%. The Fund’s allocations to Financials were roughly one third the benchmark’s, 4.9% vs 14.1%, with the Fund’s financial holdings moderately outperforming 9.0% vs 6.7%. Our Health Care exposure was 8.9% vs 10.5% with the Fund’s selections outperforming 7.4% vs 6.8%, In Consumer Discretionary, the Fund’s exposure was 13.8% vs 11.4% for the benchmark, with our consumer discretionary selections for the Fund outperforming 9.4% to 4.4%. The Fund’s Materials exposure was 1.7% to 1.9% for the benchmark and performance moderately outperformed 6.7% to 5.6%.

   Negatively affecting the Fund’s performance were the Energy, Real Estate, and Utilities sectors which all had positive performance, whereas the Fund had no exposure to these sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investment House Growth Fund (The)	S&P 500® Index
Jan-2015	$10,000	$10,000
Jan-2016	$9,902	$9,933
Jan-2017	$11,646	$11,924
Jan-2018	$15,992	$15,073
Jan-2019	$15,673	$14,724
Jan-2020	$19,343	$17,917
Jan-2021	$25,944	$21,008
Jan-2022	$29,072	$25,900
Jan-2023	$21,982	$23,772
Jan-2024	$31,191	$28,721
Jan-2025	$41,758	$36,297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	33.88%	16.64%	15.36%
S&P 500® Index	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 224,888,817
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,575,037
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$224,888,817 Number of Portfolio Holdings36 Advisory Fee $1,575,037 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	14.7%
Amazon.com, Inc.	9.7%
Alphabet, Inc. - Classes A & C	7.5%
Intuitive Surgical, Inc.	6.9%
NVIDIA Corporation	6.8%
Apple, Inc.	5.5%
Intuit, Inc.	5.0%
Accenture plc - Class A	3.1%
Texas Instruments, Inc.	2.9%
CrowdStrike Holdings, Inc. - Class A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.